Average Annual Total Returns - Growth Portfolio	Growth Portfolio 1 Year	Growth Portfolio 5 Years	Growth Portfolio 10 Years	Russell 1000 Growth Index (reflects no deduction for fees or expenses) 1 Year	Russell 1000 Growth Index (reflects no deduction for fees or expenses) 5 Years	Russell 1000 Growth Index (reflects no deduction for fees or expenses) 10 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 1 Year	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 5 Years	Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees or expenses) 10 Years
Total	43.09%	19.96%	17.11%	38.49%	21.00%	17.21%	20.79%	15.36%	13.74%